Other operating income	12 Months Ended
Dec. 31, 2021
Disclosure of other operating income (expense) [text block] [Abstract]
Other operating income

18. Other operating income

	December 31, 2021	December 31, 2020	December 31, 2019
Income from R&D tax incentive (Government grants)	458,157	—	—
Refund of share issuance stamp duty	—	100,002	—
Other income	2,553	74,473	—
Total other operating income	460,710	174,475	—